Label	Element	Value
Class I Prospectus | SIMT US MANAGED VOLATILITY FUND
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Class I Shares Prospectus, dated January 31, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Managed Volatility Fund
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Change in Investment Strategy and Portfolio Management of the U.S. Managed Volatility Fund

In the Fund Summary of the U.S. Managed Volatility Fund, under the sub-heading "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. The Fund seeks to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.